Accounts receivable from subscribers, distributors, recoverable taxes contractual assets and other, net, Analysis of Contract Assets and Liabilities (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Contract Assets [Abstract]
Balance at the beginning of the year	$ 25,062,219	$ 28,573,717
Additions	24,862,129	24,666,211
Business combination	2,347,803	0
Disposals	(4,195,512)	(4,672,331)
Amortization	(20,622,228)	(19,998,178)
Translation effect	3,776,382	(3,507,200)
Balance at the end of the year	31,230,793	25,062,219
Non-current contract assets	1,558,104	1,149,202
Current portion contracts assets	$ 29,672,689	$ 23,913,017